INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories
Details	2025	2024
Raw materials	$105,301	$127,171
Work in process	144,373	118,642
Finished goods	7,181	22,482
	$256,855	$268,295